UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Miller Investment Management, LP
Address: 100 Front Street
         Suite 1500
         West Conshohocken, PA  19428

Form 13F File Number: 28-12538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Elwyn Evans
Title: Chief Compliance Officer
Phone: 610-834-9820

Signature, Place, and Date of Signing:

Elwyn Evans       Houston, TX       May 10, 2013
 [Signature]     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $139,775 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      233    18557 SH       SOLE                    18557
ABBOTT LABORATORIES            COM              002824100      223     6315 SH       SOLE                                       6315
ABBVIE INC                     COM              00287Y109      258     6315 SH       SOLE                                       6315
AMGEN INC                      COM              031162100     1021     9959 SH       SOLE                                       9959
ANNALY CAP MGMT INC            COM              035710409      231    14550 SH       SOLE                    14550
APACHE CORPORATION             COM              037411105      385     4987 SH       SOLE                                       4987
APPLE INC                      COM              037833100      331      748 SH       SOLE                                        748
BANK OF AMERICA                COM              060505104      733    60160 SH       SOLE                    59160              1000
BECTON DICKINSON & CO          COM              075887109     1738    18180 SH       SOLE                                      18180
BERKSHIRE HATHAWAY             CL B             084670702      229     2200 SH       SOLE                                       2200
BLACKROCK INC                  COM              09247X101     1761     6855 SH       SOLE                                       6855
C&J ENERGY SERVICES INC        COM              12467B304      303    13215 SH       SOLE                    13215
CARDINAL HEALTH INC            COM              14149Y108     1503    36104 SH       SOLE                                      36104
CAREFUSION CORP                COM              14170T101      464    13272 SH       SOLE                                      13272
CHESAPEAKE ENERGY CORP         COM              165167107      218    10690 SH       SOLE                    10630                60
CHEVRON CORP                   COM              166764100     1680    14135 SH       SOLE                                      14135
CITIGROUP INC                  COM              172967424      276     6232 SH       SOLE                     6232
COCA COLA CO                   COM              191216100      232     5740 SH       SOLE                                       5740
CROWN HOLDINGS INC             COM              228368106     1977    47504 SH       SOLE                                      47504
DARDEN RESTAURANTS             COM              237194105     1726    33401 SH       SOLE                                      33401
DEERE & COMPANY                COM              244199105      356     4138 SH       SOLE                                       4138
WALT DISNEY COMPANY            COM              254687106      414     7283 SH       SOLE                                       7283
DOVER CORP                     COM              260003108     1611    22110 SH       SOLE                                      22110
EMERSON ELEC CO                COM              291011104     1853    33166 SH       SOLE                                      33166
ENTERPRISE PRODS PARTNERS      COM              293792107      628    10419 SH       SOLE                                      10419
EXXON MOBIL CORP               COM              30231G102     3266    36246 SH       SOLE                     3855             32391
FORD MOTOR COMPANY             COM              345370860      792    60260 SH       SOLE                    54900              5360
GENERAL DYNAMICS CORP          COM              369550108      213     3020 SH       SOLE                                       3020
GENERAL ELECTRIC CO            COM              369604103      282    12190 SH       SOLE                                      12190
GENUINE PARTS CO               COM              372460105     1769    22685 SH       SOLE                                      22685
GILEAD SCIENCES INC            COM              375558103      227     4630 SH       SOLE                                       4630
HALLIBURTON CO                 COM              406216101      201     4983 SH       SOLE                                       4983
ILLINOIS TOOL WKS INC          COM              452308109     1509    24765 SH       SOLE                                      24765
INTERNATIONAL BUSINESS MACHS   COM              459200101     1960     9187 SH       SOLE                                       9187
ISHARES TR                     DJ HOME CONSTN   464288752      444    18575 SH       SOLE                    18575
JP MORGAN & CO                 ALERIAN ML ETN   46625H365    14779   324965 SH       SOLE                    11369            313596
JOHNSON AND JOHNSON            COM              478160104     1734    21265 SH       SOLE                                      21265
KIMBERLY-CLARK CORP            COM              494368103     1854    18921 SH       SOLE                                      18921
LOCKHEED MARTIN CORP           COM              539830109      241     2498 SH       SOLE                                       2498
MAGELLAN MIDSTREAM PRTNRS LP   COM              559080106      374     7000 SH       SOLE                                       7000
MARKET VECTORS ETF TR          OIL SVCS ETF     57060U191    18547   432223 SH       SOLE                    16077            416146
MCDONALD'S CORPORATION         COM              580135101      394     3950 SH       SOLE                                       3950
MEDTRONIC INC                  COM              585055106     1529    32570 SH       SOLE                                      32570
MICROSOFT CORPORATION          COM              594918104     1829    63954 SH       SOLE                                      63954
NIKE INC                       CL B             654106103      378     6400 SH       SOLE                                       6400
OFFICE DEPOT INC               COM              676220106      139    35369 SH       SOLE                                      35369
ORACLE CORP                    COM              68389X105      517    15998 SH       SOLE                                      15998
PEPSICO INC                    COM              713448108      687     8684 SH       SOLE                                       8684
PFIZER INC                     COM              717081103      577    19984 SH       SOLE                    19197               787
PNC FINL SVCS GROUP INC        COM              693475105     1623    24400 SH       SOLE                                      24400
QUALCOMM INC                   COM              747525103      197     2948 SH       SOLE                                       2948
RANGE RES CORP                 COM              75281A109      399     4922 SH       SOLE                     3780              1142
REPUBLIC FIRST BANCORP INC     COM              760416107       58    21000 SH       SOLE                                      21000
RYDEX ETF TRUST                GUG S&P MC400 PG 78355W601     1355    13410 SH       SOLE                                      13410
SPDR S&P 500 ETF TR            TR UNIT          78462F103    34879   222627 SH       SOLE                    17885            204742
SPDR SERIES TRUST              S&P REGL BKG     78464A698     1424    44800 SH       SOLE                                      44800
SCHLUMBERGER LTD               COM              806857108     1964    26221 SH       SOLE                                      26221
STANLEY BLACK & DECKER INC     COM              854502101     1813    22395 SH       SOLE                                      22395
STAPLES INC                    COM              855030102     1735   129295 SH       SOLE                    16400            112895
TARGET CORP                    COM              87612E106     1788    26125 SH       SOLE                                      26125
TEMPLETON DRAGON FUND INC      COM              88018T101      359    12845 SH       SOLE                                      12845
3M COMPANY                     COM              88579Y101     1604    15085 SH       SOLE                                      15085
THOR INDS INC                  COM              885160101      364     9900 SH       SOLE                     9900
UNITED PARCEL SERVICE INC      CL B             911312106     1578    18370 SH       SOLE                                      18370
UNITED RENTALS INC             COM              911363109     1234    22445 SH       SOLE                                      22445
UNITED TECHNOLOGIES            COM              913017109     1580    16915 SH       SOLE                                      16915
VALEANT PHARMACEUTICALS INTL   COM              91911K102      709     9449 SH       SOLE                     9449
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     2056    31300 SH       SOLE                                      31300
VANGUARD HIGH DVD YIELD        ETF              921946406     2623    47860 SH       SOLE                                      47860
VANGUARD FDS                   INT-TERM CORP    92206C870      241     2755 SH       SOLE                                       2755
VANGUARD FDS                   SHRT TRM CORP BD 92206C409      359     4475 SH       SOLE                                       4475
WAL-MART STORES INC            COM              931142103     1671    22329 SH       SOLE                                      22329
WALGREEN COMPANY               COM              931422109     1802    37800 SH       SOLE                                      37800
WELLS FARGO & CO NEW           COM              949746101     1691    45725 SH       SOLE                                      45725
WET SEAL INC                   CL A             961840105       43    14122 SH       SOLE                                      14122